May 31, 2017

BLACKROCK FUNDS III

BlackRock LifePath® Dynamic 2060 Fund

(the “LifePath Dynamic Fund”)

Supplement dated November 9, 2017 to the

Prospectuses of the LifePath Dynamic Fund, as supplemented to date

Effective immediately, the following changes are made to the LifePath Dynamic Fund’s Prospectuses:

The following replaces the chart in the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2060 Fund — Principal Investment Strategies of the Fund”:

The following table lists the years until retirement and the target allocation among asset classes for each of the BlackRock LifePath® Dynamic Funds as set out in the above chart:

Name of Fund	Years Until Retirement	Equity Funds (includes REITs)[1]	Fixed-Income Funds[1]
BlackRock LifePath® Dynamic 2060 Fund	43	99%	1%
BlackRock LifePath® Dynamic 2055 Fund	38	99%	1%
BlackRock LifePath® Dynamic 2050 Fund	33	99%	1%
BlackRock LifePath® Dynamic 2045 Fund	28	97%	3%
BlackRock LifePath® Dynamic 2040 Fund	23	91%	9%
BlackRock LifePath® Dynamic 2035 Fund	18	82%	18%
BlackRock LifePath® Dynamic 2030 Fund	13	72%	28%
BlackRock LifePath® Dynamic 2025 Fund	8	61%	39%
BlackRock LifePath® Dynamic 2020 Fund	3	49%	51%
BlackRock LifePath® Dynamic Retirement Fund	0	40%	60%
[1]	BFA may adjust the allocation to equity and fixed-income in the Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations.